28 Equity (Details 1) - shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Shares outstanding	797,218,554	797,218,554
Treasury shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding	1,224,878	1,226,599
Changes in shares	(1,721)
Total [member]
Disclosure of classes of share capital [line items]
Shares outstanding	795,993,676	795,991,955
Changes in shares	1,721
Common shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding	451,668,652	451,668,652
Class A preferred shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding	343,824,794	343,823,073
Changes in shares	1,721
Class B preferred shares [member]
Disclosure of classes of share capital [line items]
Shares outstanding	500,230	500,230